Related Party Transactions (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions, due amount paid to Managing Owner	$ 18,090	$ 130,021
Related party transactions, amount due to Managing Owner		$ 11,982